Income Taxes (Details) - Schedule of Company’s Net Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Impairment loss on digital assets	$ 209,966	$ 107,635
Impairment loss on mining equipment	3,080,895	3,080,895
Net operating loss carryforwards	6,319,614	1,555,942
Credit loss provision for receivables	81,120	131,472
Impairment loss on assets held by FTX	1,356,130	1,316,199
Limits on interest expense deduction	2,087,147	647,893
Total gross deferred tax assets	13,134,872	6,840,036
Deferred tax liabilities:
Digital asset	(5,469,875)
Depreciation of equipment	(7,344,560)	(2,368,894)
Total gross deferred liabilities	(12,814,435)	(2,368,894)
Net deferred tax assets	320,437	4,471,142
Deferred tax assets/(liabilities):
Net deferred tax assets	320,437	4,471,142
Singapore [Member]
Deferred tax assets/(liabilities):
Net deferred tax assets	(3,903,780)	1,474,186
United States [Member]
Deferred tax assets/(liabilities):
Net deferred tax assets	$ 4,224,217	$ 2,996,956